Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Preferred Shares Outstanding		37,375,000	37,375,000
Carrying Value	$ 373,750,000		$ 38,300,412	$ 373,750,000	$ 373,750,000
Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	153,809,943			149,856,749		149,856,749
Preferred Shares Issued	153,473,639			149,520,445		149,520,445
Preferred Shares Outstanding	153,809,943			149,520,445		149,520,445
Carrying Value	$ 368,692,000			$ 353,692,000		$ 353,692,000
Liquidation Preference	$ 377,057,000			$ 362,057,000		$ 362,057,000
Enjoy Technology Inc [Member] | Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	10,220,000			10,220,000		10,220,000
Preferred Shares Issued	10,220,000			10,220,000		10,220,000
Preferred Shares Outstanding				10,220,000		10,220,000
Issuance Price Per Share	$ 0.3572			$ 0.3572		$ 0.3572
Conversion Price Per Share	$ 0.3572			$ 0.3572		$ 0.3572
Carrying Value	$ 3,651,000			$ 3,651,000		$ 3,651,000
Liquidation Preference	$ 3,651,000			$ 3,651,000		$ 3,651,000
Enjoy Technology Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	23,298,748			23,298,748		23,298,748
Preferred Shares Issued	23,298,748			23,298,748		23,298,748
Preferred Shares Outstanding				23,298,748		23,298,748
Issuance Price Per Share	$ 1.1374			$ 1.1374		$ 1.1374
Conversion Price Per Share	$ 1.1374			$ 1.1374		$ 1.1374
Carrying Value	$ 26,371,000			$ 26,371,000		$ 26,371,000
Liquidation Preference	$ 26,500,000			$ 26,500,000		$ 26,500,000
Enjoy Technology Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	76,806,060			76,806,060		76,806,060
Preferred Shares Issued	76,469,756			76,469,756		76,469,756
Preferred Shares Outstanding				76,469,756		76,469,756
Issuance Price Per Share	$ 2.3788			$ 2.3788		$ 2.3788
Conversion Price Per Share	$ 2.3788			$ 2.3788		$ 2.3788
Carrying Value	$ 181,592,000			$ 181,592,000		$ 181,592,000
Liquidation Preference	$ 181,906,000			$ 181,906,000		$ 181,906,000
Enjoy Technology Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Shares Authorized	43,485,135			39,531,941		39,531,941
Preferred Shares Issued	43,485,135			39,531,941		39,531,941
Preferred Shares Outstanding				39,531,941		39,531,941
Issuance Price Per Share	$ 3.7944			$ 3.7944		$ 3.7944
Conversion Price Per Share	$ 3.7944			$ 3.7944		$ 3.7944
Carrying Value	$ 157,078,000			$ 142,078,000		$ 142,078,000
Liquidation Preference	$ 165,000,000			$ 150,000,000		$ 150,000,000